Common stock and Stock-Based Compensation - Summary Of Common Stock Reserved For Issuance (Details) - shares	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	96,123,126	75,514,616
Series Seed Shadow Preferred [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	2,020,309	2,020,309
Series A Shadow Preferred [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	4,573,935	4,573,935
Series B Shadow Preferred [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	12,234,661	12,234,661
Series C Shadow Preferred [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	10,211,548	10,211,548
Series D Shadow Preferred [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	3,990,707	3,990,707
Series D Exchange Shadow Preferred [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	239,405	239,405
SeriesD-1 Shadow Preferred [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	3,662,318	3,662,318
SeriesD-2 Shadow Preferred [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	7,561,820	7,561,820
Warrants outstanding for future issuance of Series D Shadow and SeriesD2Shadow preferred stock [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	756,172	1,094,667
Warrants outstanding for future issuance of common stock [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	0	2,063
Pay to Play warrants [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	1,127,088	721,086
Pre-funded warrant [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	2,000,000	7,007,582
Stock options and restricted stock units [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	41,018,458	21,354,809
Stock options available for future issuance [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	2,226,705	839,706
Prefunded warrant April 2024 [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	4,500,000	0